Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	ATHERSYS, INC / NEW
Entity Central Index Key	0001368148
Document Type	S-1
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company